DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	NOTE 5 - DERIVATIVE FINANCIAL INSTRUMENTS

	30 June	30 June	31 December
USDm	2025	2024	2024

Fair value of derivative financial instruments regarding freight and bunkers
Forward freight agreements - fair value through profit and loss	3.9	0.3	7.8
Bunker swaps - fair value through profit and loss	-0.1	-0.3	0.3
Bunker swaps - hedge accounting	—	0.1	0.1

Fair value of derivative financial instruments regarding interest and currency exchange rate
Forward exchange contracts - hedge accounting	3.1	-0.6	-2.3
Interest rate swaps - hedge accounting	13.8	35.1	24.7
Fair value of derivatives	20.7	34.6	30.6
Derivative financial instruments are recognized in the following balance sheet items:

	30 June	30 June	31 December
USDm	2025	2024	2024
Other receivables	21.1	35.5	32.9
Other liabilities	-0.4	-0.9	-2.3
Total	20.7	34.6	30.6
The fair value hierarchy for the above derivative financial instruments is Level 2.
There are no changes in the methods and assumptions used in determining the fair value of the financial instruments. Please refer to the Annual Report 2024, page 243-244.